SEVEN CANYONS STRATEGIC GLOBAL FUND

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.61%)
Advertising (0.57%)
Macbee Planet, Inc.	1,000	$131,206

Agricultural Products & Services (0.32%)
Winfarm SAS(a)	10,434	73,489

Airport Services (1.25%)
Grupo Aeroportuario del Centro Norte SAB de CV	26,993	285,476

Alternative Carriers (3.57%)
KINX, Inc.	10,539	815,854

Application Software (10.04%)
63 Moons Technologies, Ltd.	9,500	53,823
AGMO HOLDINGS BHD(a)	2,484	284
Appier Group, Inc.(a)	24,300	318,830
Cerillion PLC	13,400	274,139
Cliq Digital AG(a)	14,800	324,808
Dropsuite, Ltd.(a)	928,100	180,249
Epsilon Net SA	47,295	499,139
Hyundai Ezwel Co., Ltd.	69,318	318,629
SmartCraft ASA(a)	146,839	326,633
Total Application Software		2,296,534

Asset Management & Custody Banks (2.15%)
JTC PLC(b)(c)	47,400	492,712

Automotive Parts & Equipment (0.34%)
hGears AG(a)	20,000	78,380

Automotive Retail (1.16%)
Halfords Group PLC	104,700	265,977

Commercial & Residential Mortgage Finance (1.78%)
Aavas Financiers, Ltd.(a)	12,100	222,802
Security National Financial Corp.(a)	20,370	183,330
Total Commercial & Residential Mortgage Finance		406,132

Consumer Electronics (1.20%)
Focusrite PLC	36,400	273,744

Consumer Finance (7.20%)
Arman Financial Services Ltd Private Placement CCD(a)(d)(e)(f)	14,634	359,425
Arman Financial Services, Ltd.(a)	27,323	800,412

	Shares	Value (Note 2)
Consumer Finance (continued)
Kaspi.KZ JSC, GDR(c)	5,300	$487,600
Total Consumer Finance		1,647,437

Data Processing & Outsourced Services (2.68%)
Datamatics Global Services, Ltd.	70,432	613,004

Distributors (6.92%)
Inter Cars SA	2,684	412,005
Sirca Paints India, Ltd.(b)(c)	237,712	1,170,795
Total Distributors		1,582,800

Diversified Financial Services (0.68%)
Hypoport SE(a)	800	156,142

Diversified Real Estate Activities (0.54%)
PATRIZIA SE	13,598	123,094

Diversified Support Services (1.08%)
Prestige International, Inc.	58,000	246,808

Drug Retail (2.72%)
Corporativo Fragua SAB de CV	21,100	621,283

Electronic Components (1.28%)
M3 Technology, Inc.	47,000	293,267

Electronic Equipment & Instruments (3.58%)
Next Vision Stabilized Systems, Ltd.	59,200	487,917
SDI Group PLC(a)	118,100	131,719
VIGO PHOTONICS SA(a)	1,600	199,250
Total Electronic Equipment & Instruments		818,886

Environmental & Facilities Services (0.61%)
Water Intelligence PLC(a)	27,200	140,415

Food Retail (1.46%)
Midi Utama Indonesia Tbk PT	8,978,400	250,744
Sok Marketler Ticaret AS	46,000	84,215
Total Food Retail		334,959

Health Care Equipment (2.97%)
Ray Co. Ltd/KR(a)	19,800	351,293
Semler Scientific, Inc.(a)	7,423	328,764
Total Health Care Equipment		680,057

Health Care Facilities (0.69%)
M1 Kliniken AG(a)	12,800	158,262

Health Care Supplies (2.99%)
Riverstone Holdings, Ltd.	1,280,300	683,926

	Shares	Value (Note 2)
Health Care Technology (0.69%)
Reliq Health Technologies, Inc.(a)	915,996	$158,997

Home Improvement Retail (1.67%)
Victorian Plumbing Group PLC	326,700	381,031

Human Resource & Employment Services (0.46%)
Veteranpoolen AB, Class B	35,239	105,514

Investment Banking & Brokerage (4.71%)
flatexDEGIRO AG(a)	62,193	766,908
JDC Group AG(a)(f)	14,400	309,988
Total Investment Banking & Brokerage		1,076,896

IT Consulting & Other Services (3.00%)
Allied Digital Services, Ltd.	69,200	114,053
Keywords Studios PLC	9,706	205,618
Oro Co., Ltd.	15,100	276,726
Spyrosoft SA(a)	608	89,313
Total IT Consulting & Other Services		685,710

Leisure Products (0.54%)
Harvia Oyj(c)	4,100	123,112

Life Sciences Tools & Services (3.02%)
Linical Co., Ltd.	143,300	538,646
PolyPeptide Group AG(a)(b)(c)	7,328	152,650
Total Life Sciences Tools & Services		691,296

Managed Health Care (1.85%)
Hapvida Participacoes e Investimentos S/A(a)(b)(c)	461,500	422,776

Oil & Gas Equipment & Services (0.66%)
Schoeller-Bleckmann Oilfield Equipment AG	3,095	151,019

Oil & Gas Exploration & Production (1.23%)
Parex Resources, Inc.	15,000	282,442

Packaged Foods & Meats (4.57%)
LT Foods, Ltd.	343,500	838,794
Mama's Creations, Inc.(a)	42,100	206,711
Total Packaged Foods & Meats		1,045,505

Passenger Airlines (1.71%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	41,800	392,084

Pharmaceuticals (0.65%)
SwedenCare AB	24,700	149,287

	Shares	Value (Note 2)
Real Estate Operating Companies (0.75%)
Arealink Co., Ltd.	9,000	$171,702

Research & Consulting Services (1.00%)
My EG Services Bhd	1,288,100	228,466

Security & Alarm Services (1.61%)
Blackline Safety Corp.(a)	137,100	367,311

Semiconductors (1.80%)
Everspin Technologies, Inc.(a)	28,315	255,968
NVE Corp.	2,000	156,860
Total Semiconductors		412,828

Specialized Consumer Services (1.86%)
Auction Technology Group PLC(a)	29,100	193,622
Perfect Medical Health Management, Ltd.	550,632	232,706
Total Specialized Consumer Services		426,328

Specialized Finance (0.50%)
CSL Finance, Ltd.	21,100	115,397

Systems Software (0.78%)
TECSYS, Inc.	7,200	178,282

Technology Distributors (1.87%)
Climb Global Solutions, Inc.	2,200	120,626
Richardson Electronics, Ltd./United States	23,000	307,050
Total Technology Distributors		427,676

Trading Companies & Distributors (0.08%)
Thermador Groupe	200	18,657

Transaction & Payment Processing Services (0.82%)
Boku, Inc.(a)(b)(c)	110,500	188,033

TOTAL COMMON STOCKS
(Cost $17,811,648)		21,420,193

WARRANTS (0.00%)(g)
Reliq Health Technologies Warrants Strike Price $0.52, Expires 04/2026	937,500	–
TOTAL WARRANTS (Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (3.46%)

State Street Institutional US Government Money Market Fund, Investor Class	5.230%	790,337	$790,337
			790,337
TOTAL SHORT TERM INVESTMENT
(Cost $790,337)			790,337

TOTAL INVESTMENTS (97.07%)
(Cost $18,601,985)			$22,210,530

OTHER ASSETS IN EXCESS OF LIABILITIES (2.93%)			671,548

NET ASSETS (100.00%)			$22,882,078

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $2,426,966, representing 10.61% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2023, the fair value of those securities was $3,037,678 representing 13.28% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Security deemed to be restricted as of December 31, 2023. As of December 31, 2023, the fair value of restricted securities in the aggregate was $359,425, representing 1.57% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements.
(f)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of December 31, 2023, the fair value of illiquid securities in the aggregate was $669,413, representing 2.93% of the Fund's net assets.
(g)	Less than .005%.

At December 31, 2023, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	0.8
Austria	0.7
Brazil	1.9
Canada	4.4
Finland	0.6
France	0.4
Germany	8.6
Great Britain	6.8
Greece	2.2
Hong Kong	1.0
India	19.3
Indonesia	1.1
Ireland	0.9
Israel	2.2
Japan	7.6
Jersey	2.2
Kazakhstan	2.2
Malaysia	1.0
Mexico	5.9
Norway	1.5
Poland	3.2
Singapore	3.1
South Korea	6.7
Sweden	1.2
Switzerland	0.7
Taiwan	1.3
Turkey	0.4
United States	12.1
100.0

SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2023 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.33%)
Advertising (1.80%)
Macbee Planet, Inc.	12,200	$1,600,709

Agricultural Products & Services (0.58%)
Winfarm SAS(a)	73,368	516,744

Airport Services (1.00%)
Grupo Aeroportuario del Centro Norte SAB de CV	84,528	893,963

Alternative Carriers (3.61%)
KINX, Inc.	41,460	3,209,536

Application Software (20.78%)
63 Moons Technologies, Ltd.	37,100	210,191
AGMO HOLDINGS BHD(a)	10,350	1,183
Appier Group, Inc.(a)	138,800	1,821,135
Beonic, Ltd.(a)	11,116,217	219,679
Catapult Group International, Ltd.(a)	1,293,400	1,216,314
Cerillion PLC	53,200	1,088,371
Cliq Digital AG(a)	36,900	809,825
CYND Co., Ltd.(a)	139,100	774,422
Dropsuite, Ltd.(a)	5,491,200	1,066,463
Epsilon Net SA	190,063	2,005,876
FLITTO Inc(a)	12,600	284,207
Freee KK(a)	49,800	1,079,000
Kaonavi, Inc.(a)	69,200	1,104,255
Onesoft Solutions, Inc.	2,006,700	1,135,825
Route Mobile, Ltd.	111,399	2,139,993
SmartCraft ASA(a)	981,046	2,182,270
SpiderPlus & Co.(a)	257,700	1,350,640
Total Application Software		18,489,649

Asset Management & Custody Banks (2.51%)
JTC PLC(b)(c)	98,700	1,025,963
Pensionbee Group PLC(a)	967,620	1,208,708
Total Asset Management & Custody Banks		2,234,671

Automotive Parts & Equipment (0.42%)
hGears AG(a)	95,795	375,422

	Shares	Value (Note 2)
Cargo Ground Transportation (–%)(d)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19	$39

Commercial & Residential Mortgage Finance (1.00%)
Aavas Financiers, Ltd.(a)	48,500	893,051

Consumer Electronics (0.62%)
Focusrite PLC	73,200	550,495

Consumer Finance (5.23%)
Arman Financial Services, Ltd. Private Placement CCD(a)(e)(f)(g)	75,609	1,857,028
CreditAccess Grameen, Ltd.(a)	45,000	863,376
Kaspi.KZ JSC, GDR(c)	21,000	1,932,000
Total Consumer Finance		4,652,404

Data Processing & Outsourced Services (0.48%)
Datamatics Global Services, Ltd.	49,377	429,752

Distributors (2.55%)
Inter Cars SA	6,650	1,020,802
Sirca Paints India, Ltd.(b)(c)	253,300	1,247,570
Total Distributors		2,268,372

Diversified Financial Services (0.64%)
Hypoport SE(a)	2,900	566,016

Diversified Real Estate Activities (0.74%)
PATRIZIA SE	72,739	658,460

Electrical Components & Equipment (0.57%)
Arcure SA(a)	178,198	503,606

Electronic Components (1.33%)
M3 Technology, Inc.	190,000	1,185,546

Electronic Equipment & Instruments (3.53%)
Next Vision Stabilized Systems, Ltd.	237,400	1,956,613
SDI Group PLC(a)	793,600	885,116
Seeing Machines, Ltd.(a)	4,366,453	300,548
Total Electronic Equipment & Instruments		3,142,277

Food Retail (1.21%)
Midi Utama Indonesia Tbk PT	38,538,400	1,076,282

Health Care Equipment (2.66%)
Ray Co. Ltd/KR(a)	83,700	1,485,010
Revenio Group Oyj	18,800	563,685

	Shares	Value (Note 2)
Health Care Equipment (continued)
Surgical Science Sweden AB(a)	17,642	$319,220
Total Health Care Equipment		2,367,915

Health Care Facilities (0.74%)
M1 Kliniken AG(a)	53,100	656,540

Health Care Technology (1.55%)
Cogstate, Ltd.(a)	686,012	675,512
Reliq Health Technologies, Inc.(a)	4,073,306	707,038
Total Health Care Technology		1,382,550

Home Improvement Retail (2.25%)
Victorian Plumbing Group PLC	1,714,900	2,000,094

Homefurnishing Retail (0.30%)
Rugvista Group AB	38,500	267,201

Interactive Media & Services (1.87%)
Trustpilot Group PLC(a)(b)(c)	878,400	1,662,682

Investment Banking & Brokerage (9.68%)
flatexDEGIRO AG(a)	325,334	4,011,725
JDC Group AG(a)(g)	180,519	3,886,029
M&A Research Institute Holdings, Inc.(a)	22,500	714,095
Total Investment Banking & Brokerage		8,611,849

IT Consulting & Other Services (3.08%)
Allied Digital Services, Ltd.	266,700	439,566
Keywords Studios PLC	40,926	867,003
Oro Co., Ltd.	59,400	1,088,579
Spyrosoft SA(a)	2,366	347,556
Total IT Consulting & Other Services		2,742,704

Leisure Products (0.81%)
Harvia Oyj(c)	24,100	723,660

Life Sciences Tools & Services (3.75%)
AddLife AB	44,300	480,507
Linical Co., Ltd.	600,000	2,255,319
PolyPeptide Group AG(a)(b)(c)	29,057	605,290
Total Life Sciences Tools & Services		3,341,116

Managed Health Care (1.57%)
Hapvida Participacoes e Investimentos S/A(a)(b)(c)	1,529,100	1,400,794

Oil & Gas Equipment & Services (2.01%)
Schoeller-Bleckmann Oilfield Equipment AG	13,291	648,528

	Shares	Value (Note 2)
Oil & Gas Equipment & Services (continued)
TGS ASA	87,300	$1,135,942
Total Oil & Gas Equipment & Services		1,784,470

Other Specialty Retail (0.32%)
Pet Center Comercio e Participacoes SA	349,300	286,194

Packaged Foods & Meats (4.79%)
LT Foods, Ltd.	1,288,100	3,145,417
Manorama Industries, Ltd.	49,099	1,119,620
Total Packaged Foods & Meats		4,265,037

Passenger Airlines (1.10%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	104,600	981,148

Pharmaceuticals (3.16%)
Caplin Point Laboratories, Ltd.	136,400	2,222,936
SwedenCare AB	96,900	585,663
Total Pharmaceuticals		2,808,599

Real Estate Operating Companies (0.83%)
Arealink Co., Ltd.	38,500	734,504

Research & Consulting Services (1.07%)
My EG Services Bhd	5,366,300	951,803

Security & Alarm Services (2.26%)
Blackline Safety Corp.(a)	751,500	2,013,377

Specialized Consumer Services (0.87%)
Auction Technology Group PLC(a)	116,200	773,156

Specialized Finance (0.50%)
CSL Finance, Ltd.	82,100	449,009

Systems Software (0.79%)
TECSYS, Inc.	28,200	698,269

Transaction & Payment Processing Services (2.77%)
Boku, Inc.(a)(b)(c)	955,354	1,625,684
GMO Payment Gateway, Inc.	12,100	840,821
Total Transaction & Payment Processing Services		2,466,505

TOTAL COMMON STOCKS
(Cost $80,619,487)		86,616,170

WARRANTS (0.00%)(d)

	Shares	Value (Note 2)
Transaction & Payment Processing Services (continued)
Reliq Health Technologies Warrants Strike Price $0.52,Expires 04/2026	2,812,500	–
TOTAL WARRANTS (Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (3.21%)

State Street Institutional US Government Money Market Fund, Investor Class	5.230%	2,851,053	$2,851,053
			2,851,053
TOTAL SHORT TERM INVESTMENT
(Cost $2,851,053)			2,851,053

TOTAL INVESTMENTS (100.54%)
(Cost $83,470,540)			$89,467,223

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.54%)			(478,164)

NET ASSETS (100.00%)			$88,989,059

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $7,567,983, representing 8.50% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2023, the fair value of those securities was $10,223,642 representing 11.49% of net assets.
(d)	Less than .005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(f)	Security deemed to be restricted as of December 31, 2023. As of December 31, 2023, the fair value of restricted securities in the aggregate was $1,857,028, representing 2.09% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements.
(g)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of December 31, 2023, the fair value of illiquid securities in the aggregate was $5,743,057, representing 6.45% of the Fund's net assets.

At December 31, 2023, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	3.9
Austria	0.7
Brazil	1.9
Canada	5.2
Finland	1.4
France	1.2
Germany	12.1
Great Britain	9.2
Greece	2.3
India	16.9
Indonesia	1.2
Ireland	1.0
Israel	2.2
Japan	14.9
Jersey	1.1
Kazakhstan	2.1
Malaysia	1.1
Mexico	2.1
Norway	3.7
Poland	1.5
South Korea	5.6
Sweden	1.7
Switzerland	0.7
Taiwan	1.3
United States	5.0
100.0

Notes to Quarterly Portfolio of Investments

December 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the valuation designee.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the valuation designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the valuation designee.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Other	21,060,768	–	359,425	21,420,193
Warrants	$–	$–	$–	$–
Short Term Investment	790,337	–	–	790,337
Total	$21,851,105	$–	$359,425	$22,210,530

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$84,759,142	$–	$1,857,028	$86,616,170
Warrants	–	–	–	–
Short Term Investment	2,851,053	–	–	2,851,053
Total	$87,610,195	$–	$1,857,028	$89,467,223

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

SEVEN CANYONS STRATEGIC GLOBAL FUND	Common stock	Warrants	Short Term Investments	Total
Balance as of September 30, 2023	$330,921	$-	$-
Accrued discount/ premium	-	-	-	$330,921
Realized Gain/(Loss)	-	-	-	$-
Change in Unrealized Appreciation/(Depreciation)	-	-	-	$-
Purchases	28,504	-	-	$28,504
Sales Proceeds	-	-	-	$-
Transfer into Level 3	-	-	-	$-
Transfer out of Level 3	-	-	-	$-
Balance as of December 31, 2023	$359,425	$-	$-	$359,425
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2023	$28,504	$-	$-	$28,504

SEVEN CANYONS WORLD INNOVATORS FUND	Common stock	Warrants	Short Term Investments	Total
Balance as of September 30, 2023	$1,709,760	$-	$-	$1,709,760
Accrued discount/ premium	-	-	-	$-
Realized Gain/(Loss)	-	-	-	$-
Change in Unrealized Appreciation/(Depreciation)	147,268	-	-	$147,268
Purchases	-	-	-	$-
Sales Proceeds	-	-	-	$-
Transfer into Level 3	-	-	-	$-
Transfer out of Level 3	-	-	-	$-
Balance as of December 31, 2023	$1,857,028	$-	$-	$1,857,028
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2023	$147,268	$-	$-	$147,268

Quantitative information about Level 3 measurements as of December 31, 2023:

Seven Canyons Strategic Global Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$359,425	Black-Scholes valuation method adjusted for market volatility and liquidity discount	Liquidity Discount	20%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$1,857,028	Black-Scholes valuation method adjusted for market volatility and liquidity discount	Liquidity Discount	20%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a discount may affect the fair value of an investment. Generally, a decrease in this discount will result in an increase in the fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made

As of and during the period ended December 31, 2023, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2023, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.